Investments in associates - Main Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in associates
Investments in associates	$ 11,992	$ 1,911	$ 2,355
Share of income in associates	$ 7,108	$ (970)	(629)
Aeropuertos Ecologicos de Galapagos S.A.
Investments in associates
Main activity	Airport Operation	Airport Operation
Country of incorporation	Ecuador	Ecuador
Percentage of ownership	99.90%	99.90%
Investments in associates	$ 1,000	$ 1,000
Navinten S.A.
Investments in associates
Main activity	Duty free operation	Duty free operation
Country of incorporation	Uruguay	Uruguay
Percentage of ownership	49.00%
Investments in associates	$ 10,264
Share of income in associates	$ 7,292
Sociedad Aeroportuaria KunturWasi S.A.
Investments in associates
Main activity	Airport Operation	Airport Operation
Country of incorporation	Perú	Perú
Percentage of ownership	47.90%	47.90%
Share of income in associates	$ (84)	$ (260)	(741)
Others
Investments in associates
Investments in associates	728	911
Share of income in associates	$ (100)	$ (710)	$ 112